Annual Total Returns [BarChart] - Harbor International Growth Fund - Institutional Class	Mar. 01, 2021
Bar Chart Table:
2011	(15.20%)
2012	17.02%
2013	14.22%
2014	(4.47%)
2015	1.52%
2016	0.54%
2017	31.06%
2018	(16.89%)
2019	32.64%
2020	31.99%